Note 10 - Share Option and Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	201 5	201 4	201 3
Expected dividend yield (%)	—	—	—
Expected volatility (%)	44.11	46.87	47.78
Risk-free interest rate (%)	1.66	1.86	1.38
Expected life of option (years)	6.19	6.19	6.22
Weighted-average share price ($)	14.15	19.66	5.86
Weighted-average exercise price ($)	14.15	19.66	4.97
Model used	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of ordinary shares	WAEP
Outstanding as of January 1, 2015	1,877,142	$7.39
Granted	747,964	14.15
Exercised	(41,222)	0.44
Forfeited	(158,458)	15.90
Outstanding as of December 31, 2015	2,425,426	9.03
Vested or expected to vest as of December 31, 2015	2,369,204	$8.91
Exercisable as of December 31, 2015	1,300,984	$4.64

Nonvested Restricted Stock Shares Activity [Table Text Block]
	Number of ordinary shares	WAFV
Unvested balance as of January 1, 2015	275,500	$22.25
Granted	112,999	14.19
Cancelled	(21,760)	22.99
Vested	—	—
Unvested balance as of December 31, 2015	366,739	19.72

Schedule of Nonvested Share Activity [Table Text Block]
	Number of shares	Weighted- average grant date fair value
Balance as of December 31, 2014	962,439	$5.92
Granted	747,964	6.33
Vested	(429,416)	4.68
Forfeited	(156,544)	7.51
Balance as of December 31, 2015	1,124,443	6.53

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
(in thousands)	2015	2014	201 3
Cost of revenue	$529	$330	$5
Research and development	86	87	1
Sales and marketing	1,045	949	26
General and administrative	1,825	1,155	108
Total share-based compensation	$3,485	$2,521	$140